Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial & Industrial [Member]
Summary of Impaired loan activity
With no related allowance recorded, Recorded Investment	$ 394	$ 1,206
With no related allowance recorded, Unpaid Principal Balance	2,280	1,856
With no related allowance recorded, Average Recorded Investment	2,419	1,737
With no related allowance recorded, Interest Income Recognized		89
With a specific allowance recorded, Recorded Investment	838	2,077
With a specific allowance recorded, Unpaid Principal Balance	944	3,787
With a specific allowance recorded, Related Allowance	485	1,017
With a specific allowance recorded, Average Recorded Investment	949	2,528
With a specific allowance recorded, Interest Income Recognized	6
Total Recorded Investment	1,232	3,283
Total Unpaid Principal Balance	3,224	5,643
Total Related Allowance	485	1,017
Total Average Recorded Investment	3,368	4,265
Total Interest Income Recognized	6	89
Commercial RE & Construction [Member]
Summary of Impaired loan activity
With no related allowance recorded, Recorded Investment	527	1,061
With no related allowance recorded, Unpaid Principal Balance	1,529	2,149
With no related allowance recorded, Average Recorded Investment	1,610	2,264
With no related allowance recorded, Interest Income Recognized	15	4
With a specific allowance recorded, Recorded Investment	198	1,412
With a specific allowance recorded, Unpaid Principal Balance	198	2,827
With a specific allowance recorded, Related Allowance	55	19
With a specific allowance recorded, Average Recorded Investment	198	2,029
With a specific allowance recorded, Interest Income Recognized		21
Total Recorded Investment	725	2,473
Total Unpaid Principal Balance	1,727	4,976
Total Related Allowance	55	19
Total Average Recorded Investment	1,808	4,293
Total Interest Income Recognized	15	25
Agricultural & Farmland [Member]
Summary of Impaired loan activity
With no related allowance recorded, Recorded Investment
With no related allowance recorded, Unpaid Principal Balance
With no related allowance recorded, Average Recorded Investment
With no related allowance recorded, Interest Income Recognized
With a specific allowance recorded, Recorded Investment		5
With a specific allowance recorded, Unpaid Principal Balance		5
With a specific allowance recorded, Related Allowance		5
With a specific allowance recorded, Average Recorded Investment		5
With a specific allowance recorded, Interest Income Recognized		1
Total Recorded Investment		5
Total Unpaid Principal Balance		5
Total Related Allowance		5
Total Average Recorded Investment		5
Total Interest Income Recognized		1
Residential Real Estate [Member]
Summary of Impaired loan activity
With no related allowance recorded, Recorded Investment	1,122	581
With no related allowance recorded, Unpaid Principal Balance	1,204	581
With no related allowance recorded, Average Recorded Investment	1,284	678
With no related allowance recorded, Interest Income Recognized	57	42
With a specific allowance recorded, Recorded Investment	1,561	1,493
With a specific allowance recorded, Unpaid Principal Balance	1,561	1,596
With a specific allowance recorded, Related Allowance	386	280
With a specific allowance recorded, Average Recorded Investment	1,530	1,655
With a specific allowance recorded, Interest Income Recognized	62	66
Total Recorded Investment	2,683	2,074
Total Unpaid Principal Balance	2,765	2,177
Total Related Allowance	386	280
Total Average Recorded Investment	2,814	2,333
Total Interest Income Recognized	119	108
Home Equity & Consumer [Member]
Summary of Impaired loan activity
With no related allowance recorded, Recorded Investment	228	189
With no related allowance recorded, Unpaid Principal Balance	260	217
With no related allowance recorded, Average Recorded Investment	272	191
With no related allowance recorded, Interest Income Recognized	10	2
With a specific allowance recorded, Recorded Investment	454	354
With a specific allowance recorded, Unpaid Principal Balance	454	354
With a specific allowance recorded, Related Allowance	195	212
With a specific allowance recorded, Average Recorded Investment	471	365
With a specific allowance recorded, Interest Income Recognized	20	8
Total Recorded Investment	682	543
Total Unpaid Principal Balance	714	571
Total Related Allowance	195	212
Total Average Recorded Investment	743	556
Total Interest Income Recognized	30	10
All Impaired Loans less than $100,000 [Member]
Summary of Impaired loan activity
With no related allowance recorded, Recorded Investment	1,336	1,065
With no related allowance recorded, Unpaid Principal Balance	1,336	1,065
With no related allowance recorded, Average Recorded Investment	1,336	1,065
With no related allowance recorded, Interest Income Recognized
With a specific allowance recorded, Recorded Investment
With a specific allowance recorded, Unpaid Principal Balance
With a specific allowance recorded, Related Allowance
With a specific allowance recorded, Average Recorded Investment
With a specific allowance recorded, Interest Income Recognized
Total Recorded Investment	1,336	1,065
Total Unpaid Principal Balance	1,336	1,065
Total Related Allowance
Total Average Recorded Investment	1,336	1,065
Total Interest Income Recognized